UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.):      [x]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     Affinity Wealth Management
Address:  1701 Lovering Avenue
          Wilmington, Delaware 19806


Form 13F File Number:  28-1902

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Simpson
Title:   Investment Associate
Phone:   (302)652-6767

Signature, Place, and Date of Signing:

/s/ Matthew Simpson               Wilmington, DE		 01/07/2008
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             Form 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    87

Form 13F Information Table Value Total:  $137,330,000.00

List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE


			                   Value Shares/	Invstmt
Name of Issuer	Title of class	CUSIP	   (x$1000)    Prn Amt	Dscretn
--------------- ---------------	-------     ---------    ---------

ALBEMARLE CORP C	COM	012653101	318	7699	Sole
ALLIANT ENERGY C	COM	018802108	340	8347	Sole
AMB PROPERTY COR	COM	00163T109	238	4132	Sole
APPLE INC C	        COM     037833100	244	1231	Sole
ARROW ELECTRONIC	COM	042735100	258	6566	Sole
AT&T INC CO	        COM     00206R102	360	8652	Sole
AVNET INC C	        COM	053807103	249	7121	Sole
BANK OF AMERICA 	COM	060505104	236	5716	Sole
BERKLEY W R CORP	COM	084423102	250	8374	Sole
BORG WARNER INC 	COM	099724106	529	10924	Sole
CADENCE DESIGN S	COM	127387108	265	15599	Sole
CHARLES RIVER LA	COM	159864107	264	4019	Sole
CHEVRON CORP COM	COM	166764100	275	2942	Sole
CISCO SYSTEMS IN	COM	17275R102	385	14217	Sole
CONOCOPHILLIPS C	COM	20825C104	572	6483	Sole
DANAHER CORP DEL	COM	235851102	248	2823	Sole
DENTSPLY INTL IN	COM	249030107	4076	90547	Sole
DU PONT E I DE N	COM	263534109	305	6918	Sole
DUN & BRADSTREET	COM	26483E100	338	3812	Sole
ENSCO INTERNATIO	COM	26874Q100	635	10655	Sole
ENVIROKARE TECH 	COM	29404N209	12	30000	Sole
EVEREST REINSURA	COM	G3223R108	334	3330	Sole
EXELON CORPORATI	COM	30161N101	348	4268	Sole
EXXON MOBIL CORP	COM	30231G102	1048	11190	Sole
FOOT LOCKER INC 	COM	344849104	167	12250	Sole
GENERAL ELECTRIC	COM	369604103	669	18047	Sole
HARRIS CORP DEL 	COM	413875105	404	6444	Sole
HEALTH NET INC C	COM	42222G108	224	4646	Sole
HONEYWELL INTERN	COM	438516106	299	4863	Sole
IDACORP INC	        COM	451107106	315	8940	Sole
INTEL CORP 	        COM	458140100	219	8233	Sole
JOHNSON + JOHNSO	COM	478160104	654	9799	Sole
JTS CORP DELISTE	COM	465940104	0	11000	Sole
LINCOLN ELECTRIC	COM	533900106	326	4581	Sole
MARTIN COLOR-FI 	COM	573183100	0	55000	Sole
MCDONALDS CORP C	COM	580135101	300	5091	Sole
MDU RES GROUP IN	COM	552690109	311	11271	Sole
MICROSOFT CORP C	COM	594918104	477	13389	Sole
MOHAWK INDUSTRIE	COM	608190104	312	4198	Sole
NEWFIELD EXPLORA	COM	651290108	476	9039	Sole
OLD REPUBLIC INT	COM	680223104	226	14667	Sole
ONEOK INC CM (NE	COM	682680103	443	9890	Sole
PEPSICO INC	        COM	713448108	244	3209	Sole
PFIZER INC 	        COM	717081103	287	12618	Sole
PPL CORPORATION 	COM	69351T106	666	12780	Sole
PRICELINE.COM  I	COM	741503403	290	2521	Sole
PROCTER GAMBLE C	COM	742718109	402	5479	Sole
PROTECTIVE LIFE 	COM	743674103	279	6813	Sole
RAYMOND JAMES FI	COM	754730109	270	8253	Sole
REPUBLIC SERVICE	COM	760759100	345	11003	Sole
RPM INTERNATIONA	COM	749685103	269	13260	Sole
SIRIUS SATELLITE	COM	82966U103	42	14000	Sole
SMITHFIELD FOODS	COM	832248108	254	8779	Sole
SPX CORP CO	        COM	784635104	272	2641	Sole
TELEPHONE & DATA	COM	879433100	322	5140	Sole
THE HANOVER INSU	COM	410867105	329	7175	Sole
THOMAS & BETTS C	COM	884315102	355	7231	Sole
TIMKEN CO C	        COM	887389104	289	8798	Sole
UNITED HEALTH GR	COM	91324P102	235	4031	Sole
VERIZON COMMUNIC	COM	92343V104	410	9375	Sole
VISHAY INTERTECH	COM	928298108	239	20960	Sole
WARNACO GROUP IN	COM	934390105	0	22000	Sole
WELLS FARGO COMP	COM	949746101	261	8638	Sole
WILMINGTON TR CO	COM	971807102	329	9353	Sole
ISHARES DJ US HE		464287762	6866	97151	Sole
ISHARES MSCI EAF		464287465	18886	240581	Sole
ISHARES MSCI EME		464287234	4554	30297	Sole
ISHARES S&P 500 		464287309	13618	195021	Sole
ISHARES S&P 500 		464287200	224	1524	Sole
ISHARES S&P 500 		464287408	15294	200283	Sole
ISHARES S&P MDCP		464287705	7105	89304	Sole
ISHARES S&P MIDC		464287606	6982	78345	Sole
ISHARES S&P SMAL		464287887	9034	66984	Sole
ISHARES S&P SMAL		464287879	4655	66497	Sole
BLACKROCK FDS IN		091929109	5414	130321	Sole
DWS GLB/INTL FDS		233379759	3297	115359	Sole
Frank Russell Sh			        219	6071	Sole
Frank Russell Sm			        389	3130	Sole
RAINIER INV MGMT		750869885	3507	79317	Sole
RAINIER INV MGMT		750869604	2128	53163	Sole
RAINIER INV MGMT		750869208	914	23228	Sole
ROWE T PRICE MID		779556109	1098	19041	Sole
ROYCE FD LOW PRI		780905808	301	20380	Sole
SELECTED AMERN S		816221105	679	14202	Sole
SELECTED AMERN S		816221204	2559	53557	Sole
STRATTON FDS INC		863137105	3877	84030	Sole
UMB SCOUT FDS IN		904199403	1394	37285	Sole